FINANCIAL RISK MANAGEMENT - Fair value hierarchy (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets and liabilities [line items]
Cash and cash equivalents		$ 466	$ 412	$ 515
Accounts receivable		2,406	2,208
Other non-current financial assets		32	28
Accounts payable		5,206	4,662
Current portion of long-term debt		11	110
Long-term debt	[1]	4,397	4,398
Financial liabilities at amortised cost, class [member] | Debentures [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Current portion of long-term debt	[2]	0	100
Long-term debt	[2]	4,376	4,373
Financial liabilities at amortised cost, class [member] | Fixed and floating rate debt [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Current portion of long-term debt	[2]	11	10
Long-term debt	[2]	21	25
Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, class [member] | Debentures [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Current portion of long-term debt	[2]	0	0
Long-term debt	[2]	0	0
Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, class [member] | Fixed and floating rate debt [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Current portion of long-term debt	[2]	0	0
Long-term debt	[2]	0	0
Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, class [member] | Debentures [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Current portion of long-term debt	[2]	0	101
Long-term debt	[2]	4,909	4,600
Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, class [member] | Fixed and floating rate debt [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Current portion of long-term debt	[2]	11	10
Long-term debt	[2]	21	25
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Cash and cash equivalents		466	412
Recurring fair value measurement [member] | Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Accounts receivable		9	2
Other non-current financial assets		10	0
Accounts payable		62	7
Other financial liabilities		28	16
Recurring fair value measurement [member] | Marketable securities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Other current financial assets	[3]	118	121
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Cash and cash equivalents		0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Accounts receivable		0	0
Other non-current financial assets		0	0
Accounts payable		0	0
Other financial liabilities		0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Marketable securities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Other current financial assets	[3]	18	22
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Cash and cash equivalents		466	412
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Accounts receivable		9	2
Other non-current financial assets		10	0
Accounts payable		62	7
Other financial liabilities		28	16
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Marketable securities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Other current financial assets	[3]	$ 100	$ 99

[1]	Debentures have various provisions that allow redemption prior to maturity, at our optio n, at specified prices.
[2]

( b ) We determine the fair value of long-term debt based on comparable debt instruments with similar maturities to our debt, adjusted where necessary to our credit spread, based on information published by fin ancial institutions. Carrying amount of floating rate debt approximates fair value.

[3]

(a) Marketable securities consist of equity and fixed income securities. We determine the fair value of equity securities based on the bid price of identical instruments in active markets. We value fixed income securities using quoted prices of instruments with similar terms and credit risk.